Summary of Plant, Property and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land	$ 667	$ 709
Buildings and equipment	27,117	25,587
Central office and other network equipment	136,737	129,201
Cable, poles and conduit	45,639	44,290
Leasehold improvements	7,627	7,104
Work in progress	5,710	4,907
Furniture, vehicles and other	8,718	8,365
Plant, property and equipment	232,215	220,163
Less accumulated depreciation	147,464	136,622
Plant, property and equipment, net	$ 84,751	$ 83,541
Buildings and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	7 years
Buildings and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	45 years
Central Office and Other Network Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	3 years
Central Office and Other Network Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	50 years
Cable Poles and Conduit | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	7 years
Cable Poles and Conduit | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	50 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	5 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	20 years
Furniture Vehicles and Other | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	3 years
Furniture Vehicles and Other | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life (years)	20 years